Cover Page	12 Months Ended
Jun. 30, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Trading Symbol	IMMP
Entity Registrant Name	Immutep Limited
Entity Central Index Key	0001506184
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Security 12(b) Title	American Depositary Shares, each representing 10 Ordinary Shares
Security Exchange Name	NASDAQ
Entity File Number	001-35428
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	866,239,815
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 33, Australia Square
Entity Address, Address Line Two	264 George Street
Entity Address, City or Town	Sydney
Entity Address, Postal Zip Code	2000
Entity Address Country	AU
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers
Auditor Firm ID	1379
Auditor Location	Sydney, Australia
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Marc Voigt, Chief Executive Officer
Entity Address, Address Line One	Level 33, Australia Square
Entity Address, Address Line Two	264 George Street
Entity Address, City or Town	Sydney
Entity Address, Postal Zip Code	2000
Entity Address Country	AU
Country Region	+61
City Area Code	2
Local Phone Number	8315 7003
Contact Personnel Fax Number	+61 2 8569 1880